ACQUISITIONS AND INTANGIBLE ASSETS, NET - Summary of Carrying Value of Company's Intangible Assets, Net (Details) - USD ($) $ in Thousands	7 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets:	$ 2,725,300
Less: accumulated amortization	(113,889)
Total	2,611,411	$ 0
Investment management agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets:	$ 2,183,200
Remaining Weighted-Average Amortization Period as of December 31, 2021	13 years 4 months 24 days
Investment management agreements | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (in years)	1 year
Investment management agreements | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (in years)	20 years
Investor relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets:	$ 448,800
Remaining Weighted-Average Amortization Period as of December 31, 2021	10 years 8 months 12 days
Investor relationships | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (in years)	10 years
Investor relationships | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (in years)	13 years
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets:	$ 93,300
Remaining Weighted-Average Amortization Period as of December 31, 2021	6 years 7 months 6 days
Trademarks | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (in years)	7 years
Trademarks | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (in years)	7 years